Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial Assets at Amortized Cost
10.	FINANCIAL ASSETS AT AMORTIZED COST

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Corporate bonds	$81,041.0	$113,851.9
Commercial paper	48,742.8	18,387.9
Government bonds/Agency bonds	-	13,803.5
Less: Allowance for impairment loss	(56.4)	(82.7)

	$129,727.4	$145,960.6

Current	$94,600.2	$66,761.2
Noncurrent	35,127.2	79,199.4

	$129,727.4	$145,960.6

Refer to Note 33 for information relating to credit risk management an
d ex
pected credit loss for financial assets at amortized cost.